Segment Information (Tables)	12 Months Ended
May 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Educational services and test preparation courses	Online Education and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,040,741	152,542	259,817	125,582	3,578,682
Operating cost and expenses:
Cost of revenues	(1,304,239)	(84,896)	(124,718)	(75,046)	(1,588,899)
Selling and marketing	(218,739)	(126,471)	(56,352)	(19,910)	(421,472)
General and administrative	(729,125)	(69,060)	(58,133)	(52,156)	(908,474)
Unallocated corporate expenses	—	—	—	—	(260,834)

Total operating cost and expenses	(2,252,103)	(280,427)	(239,203)	(147,112)	(3,179,679)
Operating income (loss)	788,638	(127,885)	20,614	(21,530)	399,003
Segment assets	3,588,900	687,312	435,631	265,787	4,977,630
Unallocated corporate assets	—	—	—	—	1,579,255

Total assets	3,588,900	687,312	435,631	265,787	6,556,885
For the year ended May
 31, 2021

	Educational services and test preparation courses	Online Education and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,667,270	210,591	278,594	120,084	4,276,539
Operating cost and expenses:
Cost of revenues	(1,680,779)	(145,428)	(127,841)	(82,827)	(2,036,875)
Selling and marketing	(326,708)	(175,092)	(61,259)	(25,346)	(588,405)
General and administrative	(955,211)	(124,897)	(60,580)	(69,524)	(1,210,212)
Unallocated corporate expenses	—	—	—	—	(323,781)

Total operating cost and expenses	(2,962,698)	(445,417)	(249,680)	(177,697)	(4,159,273)
Operating income (loss)	704,572	(234,826)	28,914	(57,613)	117,266
Segment assets	4,380,247	516,488	477,568	281,579	5,655,882
Unallocated corporate assets	—	—	—	—	4,495,171

Total assets	4,380,247	516,488	477,567	281,579	10,151,053
For the year ended May
 31, 2022

	Educational services and test preparation courses	Online Education and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,535,318	136,705	325,901	107,322	3,105,246
Operating cost and expenses:
Cost of revenues	(1,442,156)	(68,732)	(165,673)	(77,730)	(1,754,291)
Selling and marketing	(273,344)	(79,428)	(72,847)	(30,494)	(456,113)
General and administrative	(1,308,742)	(72,361)	(61,258)	(63,859)	(1,506,220)
Unallocated corporate expenses	—	—	—	—	(371,135)

Total operating cost and expenses	(3,024,242)	(220,521)	(299,778)	(172,083)	(4,087,759)
Operating income (loss)	(488,924)	(83,816)	26,123	(64,761)	(982,513)
Segment assets	2,227,184	313,258	177,821	4,381	2,722,644
Unallocated corporate assets	—	—	—	—	3,312,022

Total assets	2,227,184	313,258	177,821	4,381	6,034,666